INCOME TAXES - Deferred Taxes and Provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Federal and state net operating loss carryforwards	$ 34,568,000	$ 30,935,000
Research and development credit carryforwards	2,609,000	1,812,000
Stock-based compensation	718,000	1,729,000
Deferred contract revenue		54,000
Other, net	63,000	149,000
Deferred tax assets	37,958,000	34,679,000
Deferred tax liabilities:
State taxes	(2,540,000)	(2,459,000)
Patent costs	(913,000)	(958,000)
Deferred tax liabilities	(3,453,000)	(3,417,000)
Total deferred tax assets	34,505,000	31,262,000
Valuation allowance	(34,505,000)	(31,262,000)
Net deferred tax assets	$ 0	0
Statutory federal income tax rate
Statutory federal income tax rate (as a percent)	34.00%
Reconciliation of effective tax rate
Federal tax benefit at statutory rate	$ 3,404,000	5,629,000
State tax benefit, net	721,000	1,028,000
Change in fair value of warrants	289,000	425,000
Research and development credits	596,000
Employee stock-based compensation	(1,764,000)	(56,000)
Other permanent differences	(3,000)	9,000
Decrease in valuation allowance	(3,243,000)	(7,035,000)
Provision for income taxes	$ 0	$ 0